Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Money Market Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$5,374,698.62

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$5,061,139.42

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$5,061,139.42

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$313,559.20


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$95.02


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$95.02

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 26, 1998

     Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.


             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Total Return Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper High Yield Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Growth Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Government Securities Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper International Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Small Cap Growth Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Investment Grade Bond Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Value Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Small Cap Value Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$151,151.43

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$3,173.04

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$3,173.04

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$147,978.39


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$44.84


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$44.84

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 26, 1998

     Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Value+Growth Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Horizon 20+ Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/24/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Horizon 10+ Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Horizon 5 Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Blue Chip Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.


             U.S. Securities and Exchange Commission
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Investors Fund Series
    222 S. Riverside Plaza, Chicago, IL 60606

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [ ] Kemper Global Income Portfolio

3.  Investment Company Act File Number:  811-5002

    Securities Act File Number: 33-11802

4(a).     Last day of fiscal year for which this Form is filed:
           12/31/97

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$0.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$0.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$-0-

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
-$0.00

(v)  Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:
$ -0-


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii) Multiplier for determining registration fee (See Instruction
C.9):
x1/3300

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter -0- if no fee is due):
=$0.00


6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+$ -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

The report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Philip J. Collora
                       Vice President, Secretary & Treasurer

Date: 03/26/98

* Please print the name and title of the signing officer below the signature.